Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

The following table shows property, plant and equipment as of December 31, 2017 and 2016:

	As of December 31,
	2017	2016
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	3,585,687,137	3,476,128,634
Construction in progress	666,590,543	688,387,124
Land	67,485,380	66,868,119
Buildings	12,793,641	13,020,474
Generation Plant and equipment	2,080,903,064	2,033,720,809
Network infrastructure	683,120,815	613,443,219
Fixtures and fittings	56,284,762	41,325,699
Other property, plant and equipment under financial lease	18,508,932	19,363,190
	2017	2016
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	6,726,796,186	6,471,364,618
Construction in progress	666,590,543	688,387,124
Land	67,485,380	66,868,119
Buildings	28,382,234	27,891,216
Generation Plant and equipment	4,636,175,749	4,481,701,141
Network infrastructure	1,151,951,280	1,050,212,442
Fixtures and fittings	147,450,968	127,544,544
Other property, plant and equipment under financial lease	28,760,032	28,760,032

Classes of Accumulated Depreciation and Impairment in Property, Plant	2017	2016
and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(3,141,109,049)	(2,995,235,984)
Buildings	(15,588,593)	(14,870,742)
Generation Plant and equipment	(2,555,272,685)	(2,447,980,332)
Network infrastructure	(468,830,465)	(436,769,223)
Fixtures and fittings	(91,166,206)	(86,218,845)
Other property, plant and equipment under financial lease	(10,251,100)	(9,396,842)

Summary of Changes in Property Plant and Equipment

The detail and changes in property, plant, and equipment at December 31, 2017 and 2016, are as follows:

	Construction in progress	Land	Buildings	Generation Plant and Equipment	Network infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Financial Lease	Property, Plant and Equipment, Net
Changes in 2017	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2017	688,387,124	66,868,119	13,020,474	2,033,720,809	613,443,219	41,325,699	19,363,190	3,476,128,634
Changes:
Increases other than from business combinations	281,007,995	—	—	—	—	2,811,255	—	283,819,250
Increases (decreases) from exchange differences, net	(101,444)	(25,624)	(44,699)	(336,622)	—	(83,651)	—	(592,040)
Depreciation (1) (3)	—	—	(717,851)	(107,292,353)	(32,061,242)	(4,947,361)	(854,258)	(145,873,065)
Increases (decreases) from transfers and other changes	(273,509,759)	776,933	439,284	155,711,630	99,419,024	17,162,888	—	—
Increases (decreases) for transfers	(273,509,759)	776,933	439,284	155,711,630	99,419,024	17,162,888	—	—
Disposals and removals from service	(30,255,180)	(31,447)	(154,623)	(1,704,924)	(1,023,777)	15,932	—	(33,154,019)
Disposals	(5,099,800)	(31,447)	—	(435,327)	(18,555)	38,212	—	(5,546,917)
Removals from service	(25,155,380)	—	(154,623)	(1,269,597)	(1,005,222)	(22,280)	—	(27,607,102)
Other increases (decreases)	1,061,807	(102,601)	251,056	804,524	3,343,591	—	—	5,358,377
Total changes	(21,796,581)	617,261	(226,833)	47,182,255	69,677,596	14,959,063	(854,258)	109,558,503
Closing balance December 31, 2017	666,590,543	67,485,380	12,793,641	2,080,903,064	683,120,815	56,284,762	18,508,932	3,585,687,137

	Construction in progress	Land	Buildings	Generation Plant and Equipment	Network infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Financial Lease	Property, Plant and Equipment, Net
Changes in 2016	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2016	636,148,748	66,900,933	13,481,093	2,072,402,503	589,334,703	20,716,643	20,075,072	3,419,059,695
Changes:
Increases other than from business combinations	244,473,325	—	24,934	—	1,443,508	3,126,834	—	249,068,601
Increases (decreases) from exchange differences, net	(37,543)	(6,591)	(11,711)	(59,516)	—	(33,227)	—	(148,588)
Depreciation (1)	—	—	(620,865)	(99,397,373)	(25,187,344)	(4,497,175)	(711,882)	(130,414,639)
Impairment losses recognized in profit or loss (2)	(30,785,531)	—	—	—	—	—	—	(30,785,531)
Increases (decreases) from transfers and other changes	(128,045,183)	104,268	147,023	60,822,509	48,308,750	22,123,585	—	3,460,952
Increases (decreases) for transfers	(127,694,878)	104,268	147,023	55,464,141	48,308,750	23,670,696	—	—
Increases (decreases) from transfers from constructions in progress	(127,694,878)	104,268	147,023	55,464,141	48,308,750	23,670,696	—	—
Increases (decreases) from other changes	(350,305)	—	—	5,358,368	—	(1,547,111)	—	3,460,952
Disposals and removals from service	(33,366,692)	(130,491)	—	(47,314)	(456,398)	(110,961)	—	(34,111,856)
Disposals	—	—	—	—	—	—	—	—
Removals from service	(33,366,692)	(130,491)	—	(47,314)	(456,398)	(110,961)	—	(34,111,856)
Other increases (decreases)	—	—	—	1,753,884		—	—	3,416,059,695
Total changes	52,238,376	(32,814)	(460,619)	(38,681,694)	24,108,516	20,609,056	(711,882)	57,068,939
Closing balance December 31, 2016	688,387,124	66,868,119	13,020,474	2,033,720,809	613,443,219	41,325,699	19,363,190	3,476,128,634

Schedule of Minimum Lease Payments Receivable

The present value of future lease payments derived from these finance leases is as follows:

	As of December 31,
	2017			2016
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	2,459,000	659,212	1,799,788	2,677,881	837,514	1,840,367
From one to five years	9,836,000	1,244,808	8,591,192	10,711,519	1,763,190	8,948,329
More than five years	4,377,544	159,610	4,217,934	7,445,079	484,128	6,960,951
Total	16,672,544	2,063,630	14,608,914	20,834,479	3,084,832	17,749,647

Disclosure Of Future Minimum Lease Payments Under Finance Leases Explanatory

As of December 31, 2017 and 2016, the total future lease payments under those contracts are as follows:

	As of December 31,
	2017	2016
	ThCh$	ThCh$
Less than one year	4,622,605	7,133,186
From one to five years	9,006,627	11,998,147
More than five years	1,345,183	9,015,356
Total	14,974,415	28,146,689